Investment in Associate - Schedule of Investment in Neuronomics as an Associate (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Investment in Neuronomics as an Associate [Line Items]
Ending balance	$ 2,332,305
Neuronomics [Member]
Schedule of Investment in Neuronomics as an Associate [Line Items]
Beginning balance	2,423,934
Investment in associate		2,499,440
Share of loss	$ (91,629)	(75,506)
Ending balance		$ 2,423,934